UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
April 19, 2010

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                79
                                              -----------
Form 13F Information Table Value Total:       $   533,675
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 03/31/10








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 4,005  47,930SH SOLE		       47,930
Aglres		COM   001204106	1,333  34,498SH SOLE                   34,498
Alliance Res.	COM   01877r108	2,309  55,109SH	SOLE		       55,109
Altria Group    COM   02209S103 5,088 247,996SH SOLE                  247,996
Amerigroup Corp.COM   03073T102	  864  26,000SH SOLE                   26,000
Anadarko Pete	COM   032511107 1,009  13,865SH SOLE		       13,865
AT&T		COM   00206R102 4,782 185,076SH SOLE		      185,076
Boardwalk Pipe.	COM   096627104 2,288  76,885SH SOLE		       76,885
BP PLC		COM   055622104	2,127  37,271SH	SOLE		       37,271
Buckeye Partner COM   118230101 2,579  42,934SH SOLE                   42,934
CBL & Assoc PPt	COM   124830100   991  72,406SH SOLE                   72,406
Chevron Corp	COM   166764100 8,498 112,077SH SOLE	              112,077
Cogent          COM   19239Y108   652  64,000SH SOLE                   64,000
ConocoPhillips  COM   20825C104 7,858 153,574SH SOLE                  153,574
Cooper Tire Rub COM   216831107   694  36,500SH SOLE                   36,500
Coventry Health COM   222862104 1,038  42,000SH SOLE                   42,000
Direxion Lg Cap COM   25459W854 9,955 806,000SH SOLE                  806,000
Eagle Rock      COM   26985r104 5,586 892,333SH SOLE                  892,333
Enbridge Energy COM   29250r106 1,787  35,340SH SOLE                   35,340
Enerplus Res	COM   29274D604	  790  33,338SH SOLE		       33,338
Energy Transfer COM   29273R109 1,743  37,200SH SOLE                   37,200
Enterprise Prod COM   293792107 2,170  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 3,178  72,549SH SOLE                   72,549
Freeport McM.	COM   35671D857 11,521 137,915SH SOLE                 137,915
Freightcar Amer.COM   357023100   782  32,400SH SOLE                   32,400
Frontier Oil    COM   35914P105   675  50,000SH SOLE                   50,000
Gamestop	COM   36467w109	  986  45,017SH SOLE                   45,017
General Elec	COM   369604103	3,206 176,168SH SOLE		      176,168
General Cable	COM   369300108   810  30,000SH SOLE                   30,000
GlaxoSmithKlin  COM   37733W105 3,279  85,145SH SOLE                   85,145
Heinz		COM   423074103 1,777  38,966SH SOLE		       38,966
Hershey Co.	COM   427866108	5,885 137,480SH SOLE		      137,480
Home Depot	COM   437076102	6,407 198,055SH SOLE		      198,055
Intel Corp.     COM   458140100 6,931 310,976SH SOLE                  310,976
Ishares TR Dow  COM   464287739 1,994  40,080SH SOLE                   40,080
Johnson & John	COM   478160104 4,013  61,558SH SOLE                   61,558
Kimberly Clark  COM   494368103 2,474  39,350SH	SOLE                   39,350
Kinder Morgan   COM   494550106 2,294  35,068SH SOLE                   35,068
Kraft Foods 	COM   50075N104 4,946 163,584SH SOLE		      163,584
K-Swiss         COM   482686102   229  21,935SH SOLE                   21,935
Lilly Eli & CO  COM   532457108 2,667  73,640SH SOLE                   73,640
Magellan Mid.   COM   559080106 2,167  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 6,576 176,089SH SOLE                  176,089
Mesa Royalty TR COM   590660106 1,069  25,741SH SOLE                   25,741
Neutral Tandem  COM   64128B108   719  45,000SH SOLE                   45,000
Nicor Inc.	COM   654086107	4,640 110,706SH SOLE		      110,706
Norfolk SOuth   COM   655844108 7,120 127,403SH SOLE                  127,403
Nustar          COM   67058h102 3,224  53,339SH SOLE                   53,339
Nutri System    COM   67069D108   891  50,000SH SOLE                   50,000
Occidental Pet.	COM   674599105	260,031 3,075,835SH SOLE            3,075,835
Olin Corp	COM   680665205 9,382 478,211SH SOLE                  478,211
Patterson UTI   COM   703481101   745  53,350SH SOLE                   53,350
Penn VA         COM   707884102 1,454  62,006SH SOLE                   62,006
Penn West Ener. COM   707885109 1,693  80,167SH SOLE                   80,167
Pfizer		COM   717081103 5,833 340,156SH SOLE                  340,156
Philip Morris	COM   718172109	5,626 107,872SH SOLE		      107,872
Pioneer Drillin COM   723655106	  599  85,190SH SOLE                   85,190
Plains All Amer COM   726503105 2,184  38,392SH SOLE                   38,392
PPG Industries	COM   693506107 2,368  36,210SH SOLE                   36,210
Proshares TR    COM   74347x856 5,105 169,910SH SOLE                  169,910
Fin. Sector SPDRCOM   81369Y605 4,253 266,672SH SOLE                  266,672
Smith & Wesson  COM   831756101   720 190,000SH SOLE                  190,000
SPDR Gold Trust COM   78463V107 25,548 234,500SH SOLE                 234,500
Suncor Energy   COM   867229106   536  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,202  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 5,040 200,000SH SOLE                  200,000
Sysco Corp	COM   871829107 6,575 222,905SH SOLE                  222,905
T C Pipelines   COM   87233q108 2,078  54,658SH SOLE                   54,658
Telecom Corp NZ	COM   879278208	1,814 234,993SH SOLE		      234,993
Total System SvcCOM   891906109   783  50,000SH SOLE                   50,000
Trinity Indust. COM   896522109 1,001  50,163SH SOLE                   50,163
Universal Corp	COM   913456109 4,036  76,606SH SOLE                   76,606
Universal ForestCOM   913543104   731  19,000SH SOLE                   19,000
Valero Energy   COM   91913Y100 5,286 268,332SH SOLE                  268,332
Verizon Comm	COM   92343V104 6,010 193,773SH SOLE                  193,773
Viropharma Inc. COM   928241108 2,187 160,470SH SOLE                  160,470
Wal-Mart 	COM   931142103	6,235 112,157SH SOLE		      112,157
Western Refin.  COM   959319104 1,221 222,000SH SOLE                  222,000
Weyerhaeuser	COM   962166104	3,762  83,102SH SOLE		       83,102





REPORT SUMMARY:   79        533,675